SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS (Details) - CAD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule Of Amounts Receivable
Balance at beginning	$ 429,506	$ 289,495	$ 289,495
Increase (decrease) in provision for doubtful accounts	(11,882)	$ (40,409)	140,011
Balance at ending	$ 417,624		$ 429,506